EXPENSES	12 Months Ended
Feb. 28, 2014
EXPENSES [Abstract]
EXPENSES

23. EXPENSES

Included in general and administrative expenses is $528 related to premises rental expense for the year ended February 28, 2014 [2013 - $625]. Total rental expense for the year ended February 28, 2014 was $2,602 [2013 - $4,715].